Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Stockholders' Equity
NOTE 8
—
STOCKHOLDERS’ EQUITY
As of September 30, 2022, the Company was authorized to issue 1,000,000 shares of stock, of which 950,000 shares are designated as common stock, $0.0001 par value per share, and 50,000 shares are designated as preferred stock, $0.0001 par value per share. Holders of common stock are entitled to one vote for each share held and are entitled to receive dividends when and if declared by the board of directors. Through and as of September 30, 2022, the Company has not declared any dividends.
Equity Incentive Plans
2008 Plan
Prior to the formation of the Company, Amprius Holdings granted stock options under its 2008 Stock Plan (the “2008 Plan”) to its qualified employees, including those employees who later transferred to the Company following the incorporation of the Company. Stock option grants under the 2008 Plan expire 10 years from the date of grant or 90 days from the termination of the employee, generally vest over two to four years, and are exercisable for shares of Amprius Holdings’ common stock.
The stock-based compensation under the 2008 Plan associated with those awards granted to the Company’s employees and Amprius Holdings’ employees who provide services to the Company is recorded by the Company as stock-based compensation and as contribution from Amprius Holdings. The completion of the merger with Kensington did not affect the terms of the outstanding options under the 2008 Plan. There were no options granted, exercised, or expired under the 2008 Plan during the nine months ended September 30, 2022. As of September 30, 2022, there were 12,642 shares of common stock reserved for the 2008 Plan, with 376 available to be issued.
2016 Plan
Prior to the closing of the merger with Kensington, the Company maintained the 2016 Equity Incentive Plan (the “2016 Plan”), which was adopted effective December 1, 2017. The 2016 Plan permitted the grant of incentive stock options, non-qualified
stock options, restricted stock awards, and restricted stock unit awards to the Company and its affiliates’ employees, consultants and directors. Options granted under the 2016 Plan during the nine months ended September 30, 2022 totaled 3,875 shares with a weighted average exercise price of $2.62 per share. The 2016 Plan was terminated concurrently with the adoption of the 2022 Equity Incentive Plan (the “2022 Plan”). As a result, no additional awards will be granted under the 2016 Plan. However, the 2016 Plan continues to govern the terms and conditions of the outstanding awards previously granted under the 2016 Plan. As of September 30, 2022, a total of 14,216 stock options were outstanding under the 2016 Plan.
2022 Plan
The Company adopted the 2022 Plan effective September 14, 2022. The 2022 Plan authorizes awards in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, or performance awards and may be granted to directors, employees or consultants. Subject to the adjustment provisions and the evergreen provisions contained in the 2022 Plan, a total of 9,900 shares of the Company’s common stock is reserved for issuance pursuant to the 2022 Plan. In addition, the shares reserved for issuance under the 2022 Plan include any assumed awards that, on or after the Closing Date, were cancelled, expired or otherwise terminated without having been exercised in full, were tendered to or withheld by the Company for payment of an exercise price or for tax withholding obligations, or were forfeited to or repurchased by the Company due to failure to vest (provided that the maximum number of shares that may be added to the 2022 Plan is 15,000 shares). The number of shares available for issuance under the 2022 Plan may be increased annually beginning on January 1, 2023 subject to certain limitations under the 2022 Plan.
The 2022 Plan provides for stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date and are exercisable upon vesting. There were no grants under the 2022 Plan during the three months ended September 30, 2022. As of September 30, 2022, a total of 9,907 shares of common stock were reserved for issuance under the 2022 Plan.
ESPP
The Company adopted the 2022 Employee Stock Purchase Plan (“ESPP”) effective September 14, 2022. Under the ESPP, the Company the maximum number of shares available for issuance is 990 shares of common stock, which number may be increased annually beginning January 1, 2023, subject to certain limitations under the ESPP. The ESPP is intended to qualify under Section 423 of the Internal Revenue Code of 1986 (as amended) and will provide eligible employees an opportunity to purchase the Company’s common stock at a discount through payroll deductions. Under the ESPP, the Company may specify offering periods, provided that no offering period will have a duration exceeding 27 months. The purchase price per share is equal to 85% of the fair market value of a share of the Company’s common stock on the (i) offering date or (ii) purchase date, whichever is lower. The Company has not established an offering under the ESPP as of September 30, 2022.
Executive Incentive Compensation Plan
On September 14, 2022, the Company’s board of directors approved the Company’s Executive Incentive Compensation Plan, which will allow the Company to grant incentive awards to certain executive employees, generally payable in cash, based upon achieving specified goals. The Company has the right to settle the award by granting an equity award, which may be subject to vesting conditions. All awards under the Executive Incentive Compensation Plan will be subject to reduction, cancellation, forfeiture, or recoupment in accordance with any clawback policy that the Company is required to adopt pursuant to applicable laws. As of September 30, 2022, there were no awards granted under the Executive Incentive Compensation Plan.
Stock-Based Compensation

The table below shows stock-based compensation expense recognized for both the 2008 and 2016 Plans for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cost of revenue	$125	$86	$357	$250
Research and development	6	7	20	11
Selling, general and administrative	646	230	1,746	441

Total stock-based compensation expense	$777	$323	$2,123	$702

As of September 30, 2022, there was approximately $9,164 of unrecognized compensation cost related to the 2016 Plan, which is expected to be recognized over a weighted-average period of approximately 3.3 years.
Common Stock Warrants
Each redeemable warrant to purchase Kensington ordinary shares, exercisable for one ordinary share at an exercise price of $11.50 per share (the “Public Warrants”) and each warrant to purchase ordinary shares owned by Kensington, exercisable for one ordinary share at an exercise price of $11.50 (the “Private Warrants” and, together with the Public Warrants, the “Warrants”) outstanding at the time of the Business Combination converted into a warrant exercisable for one share of the Company’s common stock pursuant to the Warrant Agreement, dated as of March 1, 2022 (the “Warrant Agreement”). At closing, there were 29,483 Public Warrants and 16,400 Private Warrants.
Concurrent to the closing of the Business Combination, a number of PIPE Investors purchased from the Company an aggregate of 2,052 PIPE units at a price of $10.00 per share, which consist of (i) one share of common stock and (ii) one PIPE warrant to purchase one share of common stock. The PIPE Warrants are substantially identical to the Public Warrants, except that the exercise price of each PIPE Warrant is $12.50 per share, and the average sales price of the common stock will need to exceed $20.00 per share for the Company to be able to redeem the PIPE Warrants. The PIPE was consummated immediately prior to the closing of the Business Combination. As of September 30, 2022, the Company had 2,052 PIPE warrants outstanding.
Common Stock Purchase Agreement
On September 27, 2022, the Company entered into the Purchase Agreement with BRPC II, pursuant to which the Company, at its option, has the right to sell to BRPC II up to $200,000 of its common stock from time to time over a period of 24 months from and after the effective date of the registration statement related to the offering and resale of such shares of common stock. The purchase price will be determined by reference to the volume weighted average price of the Company’s common stock (as defined in the Purchase Agreement), less a discount of 3%. The Company cannot issue to BRPC II more than 19.99% of the aggregate number of shares of the common stock issued and outstanding immediately prior to the execution of the Purchase Agreement, except in limited circumstances. Proceeds from the sale of the Company’s common stock to BRPC II will depend upon the frequency and the market price of the Company’s common stock on the date of sale.
The Company issued 85 shares of common stock to BRPC II upon execution of the Purchase Agreement as consideration for BRPC II’s commitment to purchase shares of the Company’s common stock. The Company incurred a total of $272 in costs related to the execution of the Purchase Agreement and the issuance of the initial commitment shares and such amount is initially recorded as deferred stock issuance costs and included in other assets in the accompanying condensed balance sheet. There were no other shares issued under the Purchase Agreement as of September 30, 2022.

8.	STOCKHOLDERS’ EQUITY
The Consolidated Statement of Stockholders’ Equity has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as described in Note 1.
As
of December 31, 2021 and 2020, the Company was authorized to issue 950,000,000 shares of common stock at par value $0.0001 and 65,772,001 and 65,742,883 shares were issued and outstanding as of December 31, 2021 and 2020, respectively. Each holder of common stock is entitled to one vote for each share held and is entitled to receive dividends when and if declared by the board of directors. Through and as of December 31, 2021, the Company has not declared any dividends.
Equity Incentive Plans
2008 Stock Plan
Prior to the formation of the Company, the Parent granted options under its 2008 Stock Plan (the “2008 Plan”) to qualified employees, directors and consultants and some grantees later transferred to the Company upon incorporation of the Company of thereafter. The 2008 Plan provides for the granting of incentive and nonqualified stock options and restricted stock awards to qualified employees, directors and consultants. The options expire 10 years from the date of grant or 90 days from the termination of the recipient, generally vest over two to four years, and are exercisable for shares of the Parent’s common stock. All stock-based compensation costs associated with those awards in the Parent are recorded by the Company as stock-based compensation and contribution from the Parent. Additionally, the Parent grants options under the 2008 Plan to its employees, directors and consultants. These costs are corporate administrative costs that are subsequently allocated to the Company and are recognized as sales, general and administrative expenses on a carve-out
basis. As of December 31, 2021, there were 12,642,364 shares of common stock reserved for the 2008 Plan, with 375,546 shares available to be issued.
The disclosures of option activity under the 2008 Plan includes all option activity under the plan although the allocation of expense to the Company solely relates to options issued to employees of the Parent providing services to the Company and employees of the Company that have options outstanding under the
2008 Plan. A summary of option activity under the 2008 Plan for the years ended December 31, 2021 and 2020 and is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	1,927,978	8,558,849	$0.48	3.82	$11,137
Options granted	(1,393,713)	1,393,713	1.73	—	—
Options exercised	—	(3,000)	0.03	—	1
Options expired	1,475,713	(1,475,713)	0.10	—	—

Balance as of December 31, 2020	2,009,978	8,473,849	0.75	4.52	14,068

Options granted	(3,609,610)	3,609,610	2.43	—	—
Options exercised	—	(51,291)	0.28	—	28
Options expired	1,975,178	(1,975,178)	0.28	—	—

Balance as of December 31, 2021	375,546	10,056,990	$1.49	6.53	$10,995

Options vested and exercisable as of December 31, 2021		9,327,678	$1.46	6.35	$10,401

Options vested and expected to vest as of December 31, 2021		10,056,990	$1.49	6.53	$10,995

2016 Equity Incentive Plan
(1)
The Company grants stock-based compensation under its 2016 Equity Incentive Plan (the “2016 Plan”). The 2016 Plan provides for the granting of incentive and nonqualified stock options and restricted stock awards to qualified employees, directors and consultants. The options expire 10 years from the date of grant or 90 days from the termination of the recipient, generally vest over four years, and are exercisable for shares of the Company’s common stock. As of December 31, 2021, there were 16,378,888 shares of common stock reserved for the 2016 Plan, with 5,749,559 shares available to be issued.
A summary of option activity under the 2016 Plan for the years ended December 31, 2021 and 2020 is as follows:

	Shares Available for Grant	Outstanding Stock Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (Years)	Average Intrinsic Value
Balance as of January 1, 2020	1,124,473	6,000,484	$0.10	4.90	$2,104
Options granted	—	—	—	—	—
Options exercised	—	(72,795)	0.05	—	29
Options expired	196,544	(196,544)	0.35	—	—

Balance as of December 31, 2020	1,321,017	5,731,145	0.09	3.79	9,654

Shares Authorized	9,099,380	—	—	—	—
Options granted	(4,707,235)	4,707,235	1.77	—	—
Options exercised	—	(29,118)	0.05	—	54
Options expired	36,397	(36,397)	0.21	—	—

Balance as of December 31, 2021	5,749,559	10,372,865	$0.85	5.86	$16,208

Options vested and exercisable as of December 31, 2021		6,348,921	$0.28	3.56	$13,542

Options vested and expected to vest as of December 31, 2021		10,372,865	$0.85	5.86	$16,208

(1)	Number of shares and exercise price disclosed are restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.

Stock-Based Compensation
2008 Plan
The total intrinsic value of stock options exercised was $28 and $1 for the years ended December 31, 2021 and 2020, respectively. The fair value of options vested for the years ended December 31, 2021 and 2020 was $273 and $9 respectively.
As of December 31, 2021, there was approximately $404 of total unrecognized compensation cost related to outstanding stock options. That cost is expected to be recognized over a weighted-average period of approximately 0.8 years.
2016 Plan
The total intrinsic value of stock options exercised was $54 and $29 for the years ended December 31, 2021 and 2020, respectively. The fair value of options vested during the years ended December 31, 2021 and 2020 was $859 and $42 respectively.
As of December 31, 2021, there was approximately $4,436 of total unrecognized compensation cost related to outstanding stock options. That cost is expected to be recognized over a weighted-average period of approximately 3.3 years.
The table below shows stock-based compensation expense recognized from both the 2008 Plan and 2016 Plan in the statements of operations for the years ended December 31:

	2021	2020
Cost of revenues	$693	$27
Research and development	233	7
Sales, general and administrative	1,547	48

	$2,473	$82

Valuation Assumptions
2008 Plan
The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2008 Plan were as follows for the years ended December 31:

	2021	2020
Dividend yield	—	—
Expected volatility	52.18%	50.27%
Expected term (in years)	5.01	5.75
Risk-free rate	1.19%	0.14%
The weighted-average grant-date fair value of options granted for the years ended December 31, 2021 and 2020 was $2.50 and $1.73 per share, respectively.

2016 Plan
The Company did not grant any awards to grantees during the year ended December 31, 2020. The weighted-average assumptions for options granted to calculate the grant date fair value of grants issued under the 2016 Plan were as follows for the year ended December 31, 2021:

2021
Dividend yield	—
Expected volatility	51.75%
Expected term (in years)	5.92
Risk-free rate	1.07%
The weighted-average grant-date fair value of options granted for the year ended December 31, 2021 was
$
1.14
per share
(1)
.

(1)	Restated for the retroactive application to reflect the effect of the Exchange Ratio established in the Business Combination in Note 1.